SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended	90 Months Ended	204 Months Ended
	Dec. 31, 2013	Jul. 13, 2004	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful life of patents	20 years
Date of incorporation	Jan. 01, 1997	Jan. 01, 1997
Entity former incorporation name	Third-Order Nanotechnologies, Inc., formerly PSI-Tech Holdings, Inc., formerly Eastern Idaho Internet Services, Inc.	PSI-Tech Holdings, Inc.
Jurisdiction of incorporation	Nevada	Nevada
Date of corporate name change	2008-03-10		2008-03-10
Disposal of assets discription		The Company was engaged in the business of marketing internet services until June 30, 1998, at which time the principal assets of the business were sold and operations were discontinued.
Date of acquisition			Jul. 14, 2004
Fair value method for acquisition transaction			The share exchange is considered to be a capital transaction in substance rather than a business combination. That is, the share exchange is equivalent to the issuance of stock by PSI-TEC Holdings, Inc. for the net monetary assets of PSI-TEC, accompanied by a recapitalization, and is accounted for as a change of capital structure. Accordingly, the accounting for the share exchange was identical to that resulting from a reverse acquisition, except no goodwill was recorded. Under reverse takeover accounting, the post-reverse acquisition comparative historical financial statements of the legal acquirer, PSI-TEC Holdings, Inc.
Name of acquired entity			PSI-TEC
Common shares issued by entity in acquisition transaction			15,600,000
Common shares exchanged			2,206,280
Date of merger			2006-10-20